Note 7 - Fair Value (Details Textual) $ in Thousands	Mar. 26, 2018 shares	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 26, 2018 yr	Mar. 25, 2017
Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure		$ 0	$ 0
Fair Value, Measurements, Nonrecurring [Member]
Assets, Fair Value Disclosure		0	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure		$ 0	$ 0
PFG Warrants [Member]
Stock Issued During Period, Shares, Revaluation of Warrants | shares	150,000
PFG Warrants [Member] | Fair Value, Measurements, Recurring [Member] | Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input	0.96			0.96	0.02
PFG Warrants [Member] | Fair Value, Measurements, Recurring [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	0.85				1.011
PFG Warrants [Member] | Fair Value, Measurements, Recurring [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	0.0212				0.0126
PFG Warrants [Member] | Fair Value, Measurements, Recurring [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input	0